Significant Accounting Policies (Details)		12 Months Ended
	Dec. 14, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)
Significant Accounting Policies [Abstract]
Deposits held in bank		$ 64,000	$ 500,000
Guarantee amount		70,350
Allowance for credit losses
Income tax, rate	5.00%	50.00%	50.00%
Pre-tax income, rate	5.00%